CONSOLIDATED AND COMBINED STATEMENTS OF EQUITY - (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Stockholders' Equity [Abstract]
Unrealized hedging losses, tax			$ 0.1
Reclassification of deferred hedging losses, tax	$ 0.0	$ 0.1